Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Automobiles & Components 1.0%
Ford Motor Co. *	543,391	7,580,304
Gentex Corp.	266,856	9,081,110
Tesla, Inc. *	4,364	2,998,941
		19,660,355

Banks 3.3%
Bank of America Corp.	414,920	15,916,331
East West Bancorp, Inc.	205,499	14,621,254
Regions Financial Corp.	1,005,374	19,353,450
Zions Bancorp NA	241,896	12,614,876
		62,505,911

Capital Goods 5.4%
General Dynamics Corp.	45,415	8,902,703
Hillenbrand, Inc.	188,760	8,550,828
Illinois Tool Works, Inc.	86,653	19,641,636
Lockheed Martin Corp.	70,608	26,242,875
Otis Worldwide Corp.	70,995	6,357,602
Parker-Hannifin Corp.	100,411	31,331,244
		101,026,888

Consumer Durables & Apparel 3.8%
Deckers Outdoor Corp. *	36,516	15,002,599
Lennar Corp., Class A	109,112	11,473,127
LVMH Moet Hennessy Louis Vuitton SE ADR	65,005	10,425,827
NIKE, Inc., Class B	48,535	8,130,098
Polaris, Inc.	46,616	6,109,959
PulteGroup, Inc.	248,806	13,651,985
Whirlpool Corp.	26,262	5,818,083
		70,611,678

Consumer Services 0.8%
Starbucks Corp.	122,364	14,858,660

Diversified Financials 5.6%
Capital One Financial Corp.	77,583	12,545,171
Evercore, Inc., Class A	75,245	9,947,389
Lazard Ltd., Class A	213,796	10,091,171
Morgan Stanley	212,909	20,435,006
Synchrony Financial	300,737	14,140,654
The Goldman Sachs Group, Inc.	98,072	36,765,231
		103,924,622

Security	Number of Shares	Value ($)
Energy 2.5%
Cimarex Energy Co.	21,686	1,413,927
EOG Resources, Inc.	202,753	14,772,584
Exxon Mobil Corp.	377,413	21,727,666
Kinder Morgan, Inc.	458,867	7,975,109
		45,889,286

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	22,081	9,488,647
Walmart, Inc.	188,952	26,935,108
		36,423,755

Food, Beverage & Tobacco 1.6%
Altria Group, Inc.	371,063	17,825,867
The Coca-Cola Co.	78,679	4,487,063
Tyson Foods, Inc., Class A	106,009	7,575,403
		29,888,333

Health Care Equipment & Services 5.8%
Abbott Laboratories	186,054	22,508,813
Anthem, Inc.	37,228	14,295,924
Cerner Corp.	99,798	8,022,761
IDEXX Laboratories, Inc. *	18,907	12,828,967
McKesson Corp.	79,236	16,150,674
Molina Healthcare, Inc. *	22,084	6,029,153
UnitedHealth Group, Inc.	69,396	28,606,419
		108,442,711

Household & Personal Products 1.1%
The Procter & Gamble Co.	149,011	21,193,834

Insurance 3.3%
Aflac, Inc.	426,555	23,460,525
Fidelity National Financial, Inc.	248,753	11,096,871
The Allstate Corp.	201,814	26,245,911
		60,803,307

Materials 2.0%
Linde plc	23,368	7,183,090
The Sherwin-Williams Co.	101,006	29,395,776
		36,578,866

Media & Entertainment 10.5%
Activision Blizzard, Inc.	168,659	14,103,265
Alphabet, Inc., Class A *	32,920	88,703,928
Charter Communications, Inc., Class A *	15,278	11,367,596
Facebook, Inc., Class A *	108,523	38,666,745
Netflix, Inc. *	24,584	12,723,941
News Corp., Class A	385,974	9,506,540

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nintendo Co., Ltd. ADR	180,912	11,623,596
TEGNA, Inc.	560,717	9,935,905
		196,631,516

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Amgen, Inc.	55,655	13,442,909
Eli Lilly & Co.	51,632	12,572,392
Gilead Sciences, Inc.	161,121	11,002,953
Johnson & Johnson	189,011	32,547,694
Mettler-Toledo International, Inc. *	7,901	11,643,783
Novo Nordisk A/S ADR	39,274	3,636,772
Pfizer, Inc.	229,837	9,839,322
Roche Holding AG ADR	288,704	13,932,855
Thermo Fisher Scientific, Inc.	32,190	17,382,922
Zoetis, Inc.	82,517	16,726,196
		142,727,798

Real Estate 3.9%
American Tower Corp.	101,075	28,584,010
National Storage Affiliates Trust	164,844	8,929,599
PotlatchDeltic Corp.	133,506	6,934,302
Public Storage	52,374	16,365,827
SBA Communications Corp.	34,413	11,734,489
		72,548,227

Retailing 6.2%
Amazon.com, Inc. *	24,037	79,985,281
Lowe’s Cos., Inc.	71,786	13,832,444
O'Reilly Automotive, Inc. *	17,489	10,560,558
The Home Depot, Inc.	36,635	12,023,241
		116,401,524

Semiconductors & Semiconductor Equipment 5.0%
Applied Materials, Inc.	98,892	13,837,957
Broadcom, Inc.	62,750	30,458,850
Intel Corp.	198,040	10,638,709
KLA Corp.	46,169	16,074,199
Lam Research Corp.	10,646	6,785,867
QUALCOMM, Inc.	100,720	15,087,856
		92,883,438

Software & Services 16.5%
Accenture plc, Class A	114,552	36,390,879
Adobe, Inc. *	70,990	44,129,514
Fair Isaac Corp. *	23,891	12,516,734
Security	Number of Shares	Value ($)
Gartner, Inc. *	66,312	17,554,776
International Business Machines Corp.	46,534	6,559,433
Mastercard, Inc., Class A	38,166	14,729,786
Microsoft Corp.	434,007	123,652,934
PayPal Holdings, Inc. *	100,079	27,574,767
VeriSign, Inc. *	49,227	10,651,246
Visa, Inc., Class A	54,385	13,399,920
		307,159,989

Technology Hardware & Equipment 7.8%
Apple Inc.	866,457	126,381,418
Cisco Systems, Inc.	284,851	15,772,200
Motorola Solutions, Inc.	16,774	3,756,034
		145,909,652

Telecommunication Services 1.0%
Verizon Communications, Inc.	319,585	17,826,451

Transportation 1.1%
Ryder System, Inc.	105,100	8,003,365
Union Pacific Corp.	57,654	12,612,389
		20,615,754

Utilities 1.4%
Duke Energy Corp.	253,674	26,663,674
Total Common Stock
(Cost $1,232,929,198)		1,851,176,229

Short-Term Investment 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	16,177,439	16,177,439
Total Short-Term Investment
(Cost $16,177,439)		16,177,439
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,851,176,229	$—	$—	$1,851,176,229
Short-Term Investment[1]	16,177,439	—	—	16,177,439
Total	$1,867,353,668	$—	$—	$1,867,353,668
[1]	As categorized in the Portfolio Holdings.

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Automobiles & Components 0.5%
Daimler AG	31,190	2,783,378
Magna International, Inc.	6,801	570,202
		3,353,580

Banks 7.9%
Bank of America Corp.	265,991	10,203,415
Bank of China Ltd., H Shares	3,224,000	1,120,309
China Construction Bank Corp., H Shares	1,615,000	1,124,917
Citigroup, Inc.	87,309	5,903,835
East West Bancorp, Inc.	75,361	5,361,935
Hancock Whitney Corp.	44,353	1,938,670
International Bancshares Corp.	34,729	1,357,209
JPMorgan Chase & Co.	116,949	17,750,519
UMB Financial Corp.	2,500	234,000
Zions Bancorp NA	128,110	6,680,936
		51,675,745

Capital Goods 9.2%
AGCO Corp.	19,802	2,616,042
Dover Corp.	53,158	8,883,765
EMCOR Group, Inc.	29,800	3,629,938
Emerson Electric Co.	59,800	6,033,222
General Dynamics Corp.	23,451	4,597,100
Hillenbrand, Inc.	83,277	3,772,448
Illinois Tool Works, Inc.	18,181	4,121,087
Lockheed Martin Corp.	16,178	6,012,877
Masco Corp.	71,052	4,242,515
Masonite International Corp. *	13,228	1,496,880
Moog, Inc., Class A	22,800	1,775,436
Mueller Industries, Inc.	97,500	4,231,500
Owens Corning	21,600	2,077,056
Parker-Hannifin Corp.	18,592	5,801,262
Raytheon Technologies Corp.	11,325	984,709
		60,275,837

Commercial & Professional Services 1.9%
ABM Industries, Inc.	12,334	573,408
Booz Allen Hamilton Holding Corp.	13,400	1,149,854
CACI International, Inc., Class A *	7,900	2,108,984
ManpowerGroup, Inc.	65,808	7,803,512
Republic Services, Inc.	8,900	1,053,404
		12,689,162

Consumer Durables & Apparel 1.6%
Deckers Outdoor Corp. *	6,214	2,553,022
Hanesbrands, Inc.	60,269	1,100,512
Kontoor Brands, Inc.	19,239	1,065,456
Polaris, Inc.	20,665	2,708,561
Security	Number of Shares	Value ($)
Tri Pointe Homes, Inc. *	48,673	1,173,993
Whirlpool Corp.	6,700	1,484,318
Wolverine World Wide, Inc.	15,984	536,103
		10,621,965

Consumer Services 0.9%
Bloomin' Brands, Inc. *	44,383	1,115,345
Papa John's International, Inc.	12,421	1,417,484
Starbucks Corp.	26,021	3,159,730
		5,692,559

Diversified Financials 9.4%
Capital One Financial Corp.	29,000	4,689,300
Evercore, Inc., Class A	14,651	1,936,862
Jefferies Financial Group, Inc.	164,005	5,443,326
Lazard Ltd., Class A	160,546	7,577,771
Morgan Stanley	136,940	13,143,501
Navient Corp.	97,089	1,983,528
Nomura Holdings, Inc.	198,500	994,005
OneMain Holdings, Inc.	74,819	4,563,959
Santander Consumer USA Holdings, Inc.	76,000	3,118,280
Synchrony Financial	78,699	3,700,427
T. Rowe Price Group, Inc.	29,287	5,979,234
The Goldman Sachs Group, Inc.	21,000	7,872,480
UBS Group AG	39,631	652,952
		61,655,625

Energy 4.3%
Chevron Corp.	115,024	11,710,593
Cimarex Energy Co.	12,975	845,970
ConocoPhillips	20,999	1,177,204
Exxon Mobil Corp.	156,677	9,019,895
Kinder Morgan, Inc.	71,943	1,250,369
Ovintiv, Inc.	91,391	2,345,093
World Fuel Services Corp.	60,362	2,080,075
		28,429,199

Food & Staples Retailing 1.1%
Albertsons Cos., Inc., Class A	31,600	682,560
Koninklijke Ahold Delhaize N.V.	74,358	2,311,406
The Kroger Co.	45,969	1,870,938
Walmart, Inc.	15,503	2,209,953
		7,074,857

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	166,301	7,989,100
Flowers Foods, Inc.	158,011	3,722,739
General Mills, Inc.	77,812	4,580,014
Imperial Brands plc	128,391	2,748,890
Ingredion, Inc.	2,893	254,035
Sanderson Farms, Inc.	8,000	1,494,720

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Coca-Cola Co.	33,675	1,920,485
The JM Smucker Co.	28,708	3,763,906
		26,473,889

Health Care Equipment & Services 7.9%
Abbott Laboratories	32,828	3,971,531
Anthem, Inc.	7,024	2,697,286
Danaher Corp.	6,199	1,844,140
Hill-Rom Holdings, Inc.	107,647	14,904,804
Hologic, Inc. *	29,456	2,210,378
McKesson Corp.	22,759	4,638,967
Medtronic plc	55,660	7,308,715
Merit Medical Systems, Inc. *	28,708	2,012,144
STERIS plc	11,453	2,496,181
UnitedHealth Group, Inc.	23,771	9,798,882
		51,883,028

Household & Personal Products 1.2%
The Procter & Gamble Co.	54,585	7,763,625

Insurance 3.8%
American Financial Group, Inc.	20,000	2,529,800
American National Group, Inc.	12,023	1,983,554
Fidelity National Financial, Inc.	61,095	2,725,448
First American Financial Corp.	42,059	2,830,991
Prudential Financial, Inc.	24,400	2,446,832
The Allstate Corp.	96,891	12,600,675
		25,117,300

Materials 4.0%
BHP Group plc	91,371	2,958,258
Covestro AG	46,390	2,988,499
Dow, Inc.	12,500	777,000
Louisiana-Pacific Corp.	37,338	2,070,019
Minerals Technologies, Inc.	14,717	1,180,598
PPG Industries, Inc.	31,118	5,088,415
RPM International, Inc.	22,025	1,907,145
The Sherwin-Williams Co.	21,840	6,356,095
WestRock Co.	54,800	2,696,708
		26,022,737

Media & Entertainment 3.7%
Activision Blizzard, Inc.	54,950	4,594,919
Alphabet, Inc., Class A *	2,115	5,698,931
Comcast Corp., Class A	68,021	4,001,676
Electronic Arts, Inc.	10,000	1,439,600
News Corp., Class A	49,613	1,221,968
Nintendo Co., Ltd.	3,000	1,542,309
Omnicom Group, Inc.	5,370	391,043
TEGNA, Inc.	92,654	1,641,829
The Interpublic Group of Cos., Inc.	51,200	1,810,432
The Walt Disney Co. *	12,445	2,190,569
		24,533,276

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Amgen, Inc.	9,762	2,357,914
Eli Lilly & Co.	8,100	1,972,350
Gilead Sciences, Inc.	76,028	5,191,952
Johnson & Johnson	128,302	22,093,604
Novartis AG	11,522	1,065,536
Novo Nordisk A/S, Class B	38,895	3,600,560
Pfizer, Inc.	259,416	11,105,599
Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	2,856	1,641,086
Roche Holding AG	11,787	4,553,460
		53,582,061

Real Estate 5.6%
American Homes 4 Rent, Class A	122,339	5,138,238
American Tower Corp.	7,484	2,116,475
Apple Hospitality REIT, Inc.	51,600	771,420
Corporate Office Properties Trust	106,568	3,137,362
Global Net Lease, Inc.	113,180	2,090,435
Highwoods Properties, Inc.	15,200	724,888
Invitation Homes, Inc.	10,800	439,344
Lamar Advertising Co., Class A	24,542	2,616,177
Mid-America Apartment Communities, Inc.	26,864	5,187,438
National Storage Affiliates Trust	116,768	6,325,323
Piedmont Office Realty Trust, Inc., Class A	100,700	1,915,314
PotlatchDeltic Corp.	56,408	2,929,831
Weyerhaeuser Co.	89,100	3,005,343
		36,397,588

Retailing 1.5%
Best Buy Co., Inc.	3,040	341,544
Genuine Parts Co.	33,100	4,201,052
The Home Depot, Inc.	16,940	5,559,539
		10,102,135

Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	11,700	1,637,181
Broadcom, Inc.	8,760	4,252,104
Intel Corp.	69,169	3,715,759
KLA Corp.	3,465	1,206,374
QUALCOMM, Inc.	33,522	5,021,596
		15,833,014

Software & Services 5.9%
Accenture plc, Class A	30,266	9,614,903
Adobe, Inc. *	2,000	1,243,260
Amdocs Ltd.	17,480	1,347,883
Citrix Systems, Inc.	8,678	874,308
Cognizant Technology Solutions Corp., Class A	23,111	1,699,352
EVERTEC, Inc.	45,927	2,007,010
Fair Isaac Corp. *	1,300	681,083
International Business Machines Corp.	61,532	8,673,551
Manhattan Associates, Inc. *	14,352	2,291,010
Maximus, Inc.	24,495	2,180,055
Microsoft Corp.	15,109	4,304,705
The Western Union Co.	151,930	3,526,295
		38,443,415

Technology Hardware & Equipment 3.6%
Apple Inc.	43,334	6,320,697
Cisco Systems, Inc.	71,582	3,963,495
HP, Inc.	65,756	1,898,376
Jabil, Inc.	58,387	3,476,362
Lenovo Group Ltd.	1,050,000	979,106
Samsung Electronics Co., Ltd.	101,612	6,943,798
		23,581,834

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 4.0%
AT&T, Inc.	325,057	9,117,849
Verizon Communications, Inc.	308,741	17,221,573
		26,339,422

Transportation 1.2%
Ryder System, Inc.	72,503	5,521,104
Schneider National, Inc., Class B	55,811	1,252,399
Southwest Airlines Co. *	24,764	1,251,077
		8,024,580

Utilities 5.1%
Duke Energy Corp.	117,641	12,365,246
Exelon Corp.	212,958	9,966,434
NRG Energy, Inc.	121,295	5,002,206
The AES Corp.	31,000	734,700
UGI Corp.	115,893	5,329,919
		33,398,505
Total Common Stock
(Cost $498,934,027)		648,964,938
Issuer	Face Amount	Value ($)
Short-Term Investments 0.8% of net assets

Time Deposits 0.8%
Brown Brothers Harriman
South African Rand
3.75%, 08/02/21 (a)	177	12
Issuer	Face Amount	Value ($)
Skandinaviska Enskilda Banken AB
U.S. Dollar
0.01%, 08/02/21 (a)	5,459,570	5,459,570
Total Short-Term Investments
(Cost $5,459,582)		5,459,582

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	13	2,853,175	(7,338)
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$371,011,334	$—	$—	$371,011,334
Automobiles & Components	570,202	2,783,378	—	3,353,580
Banks	49,430,519	2,245,226	—	51,675,745
Diversified Financials	60,008,668	1,646,957	—	61,655,625
Food & Staples Retailing	4,763,451	2,311,406	—	7,074,857
Food, Beverage & Tobacco	23,724,999	2,748,890	—	26,473,889
Materials	20,075,980	5,946,757	—	26,022,737
Media & Entertainment	22,990,967	1,542,309	—	24,533,276
Pharmaceuticals, Biotechnology & Life Sciences	44,362,505	9,219,556	—	53,582,061
Technology Hardware & Equipment	15,658,930	7,922,904	—	23,581,834
Short-Term Investments[1]	—	5,459,582	—	5,459,582
Liabilities
Futures Contracts[2]	(7,338)	—	—	(7,338)
Total	$612,590,217	$41,826,965	$—	$654,417,182
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Automobiles & Components 2.0%
Tesla, Inc. *	7,986	5,487,979

Banks 0.2%
Regions Financial Corp.	34,683	667,648

Capital Goods 4.2%
AGCO Corp.	9,743	1,287,148
Atkore, Inc. *	25,623	1,924,544
Generac Holdings, Inc. *	1,176	493,167
Illinois Tool Works, Inc.	1,902	431,126
Lockheed Martin Corp.	4,121	1,531,652
Owens Corning	8,966	862,171
Parker-Hannifin Corp.	10,230	3,192,067
Quanta Services, Inc.	9,885	898,546
Regal Beloit Corp.	6,097	897,661
		11,518,082

Commercial & Professional Services 0.4%
ABM Industries, Inc.	21,492	999,163

Consumer Durables & Apparel 2.8%
Crocs, Inc. *	16,240	2,205,555
Lennar Corp., Class A	2,960	311,244
NIKE, Inc., Class B	10,381	1,738,921
Polaris, Inc.	8,461	1,108,983
PulteGroup, Inc.	12,481	684,833
Whirlpool Corp.	2,350	520,619
YETI Holdings, Inc. *	11,704	1,127,446
		7,697,601

Consumer Services 2.2%
Papa John's International, Inc.	13,036	1,487,668
Starbucks Corp.	36,686	4,454,781
		5,942,449

Diversified Financials 2.1%
Evercore, Inc., Class A	10,909	1,442,170
Lazard Ltd., Class A	25,002	1,180,094
Morgan Stanley	17,606	1,689,824
MSCI, Inc.	1,290	768,788
S&P Global, Inc.	1,790	767,409
		5,848,285

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Sprouts Farmers Market, Inc. *	23,482	577,188
The Kroger Co.	10,144	412,861
Walmart, Inc.	3,459	493,080
		1,483,129

Food, Beverage & Tobacco 1.5%
Constellation Brands, Inc., Class A	2,198	493,099
Monster Beverage Corp. *	17,931	1,691,252
PepsiCo, Inc.	12,432	1,951,203
		4,135,554

Health Care Equipment & Services 5.7%
Abbott Laboratories	28,139	3,404,256
Cerner Corp.	2,457	197,518
Hologic, Inc. *	38,748	2,907,650
IDEXX Laboratories, Inc. *	3,556	2,412,853
McKesson Corp.	5,548	1,130,849
Merit Medical Systems, Inc. *	25,025	1,754,002
UnitedHealth Group, Inc.	9,246	3,811,386
		15,618,514

Household & Personal Products 0.5%
Medifast, Inc.	4,343	1,239,970

Materials 1.4%
Berry Global Group, Inc. *	9,041	581,246
Louisiana-Pacific Corp.	9,004	499,182
The Sherwin-Williams Co.	9,307	2,708,616
		3,789,044

Media & Entertainment 12.5%
Activision Blizzard, Inc.	22,111	1,848,922
Alphabet, Inc., Class A *	6,012	16,199,514
Facebook, Inc., Class A *	32,865	11,709,800
Netflix, Inc. *	4,357	2,255,052
Nintendo Co., Ltd. ADR	19,360	1,243,880
Tencent Holdings Ltd. ADR	17,936	1,097,683
		34,354,851

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
Amgen, Inc.	5,988	1,446,342
Avantor, Inc. *	50,508	1,898,091
Charles River Laboratories International, Inc. *	6,655	2,708,053
Eli Lilly & Co.	7,518	1,830,633
Gilead Sciences, Inc.	12,170	831,089
Jazz Pharmaceuticals plc *	6,931	1,174,943
Johnson & Johnson	2,957	509,195
Pfizer, Inc.	23,006	984,887
Regeneron Pharmaceuticals, Inc. *	651	374,071

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Roche Holding AG ADR	34,387	1,659,517
Zoetis, Inc.	8,745	1,772,611
		15,189,432

Real Estate 1.6%
American Homes 4 Rent, Class A	22,286	936,012
American Tower Corp.	5,948	1,682,094
National Storage Affiliates Trust	12,932	700,527
Weyerhaeuser Co.	29,769	1,004,108
		4,322,741

Retailing 9.9%
Amazon.com, Inc. *	5,992	19,938,919
Lowe’s Cos., Inc.	11,816	2,276,825
O'Reilly Automotive, Inc. *	1,765	1,065,778
The Home Depot, Inc.	11,502	3,774,841
		27,056,363

Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc. *	7,062	749,914
Applied Materials, Inc.	24,484	3,426,046
Broadcom, Inc.	6,850	3,324,990
KLA Corp.	5,595	1,947,955
Lam Research Corp.	2,058	1,311,790
Monolithic Power Systems, Inc.	2,629	1,181,104
NVIDIA Corp.	24,032	4,686,000
QUALCOMM, Inc.	10,672	1,598,666
		18,226,465

Software & Services 27.1%
Accenture plc, Class A	14,999	4,764,882
Adobe, Inc. *	10,664	6,629,062
Autodesk, Inc. *	1,348	432,883
Cadence Design Systems, Inc. *	9,296	1,372,554
DocuSign, Inc. *	5,751	1,714,028
EPAM Systems, Inc. *	1,795	1,004,841
Fair Isaac Corp. *	2,156	1,129,550
Fortinet, Inc. *	5,477	1,491,059
Gartner, Inc. *	10,838	2,869,144
Intuit, Inc.	4,573	2,423,553
Manhattan Associates, Inc. *	9,364	1,494,775
Mastercard, Inc., Class A	11,969	4,619,316
Microsoft Corp.	99,364	28,309,797
Oracle Corp.	5,733	499,574
Palo Alto Networks, Inc. *	3,892	1,553,103
Security	Number of Shares	Value ($)
PayPal Holdings, Inc. *	13,726	3,781,925
salesforce.com, Inc. *	7,873	1,904,715
ServiceNow, Inc. *	2,645	1,554,969
Synopsys, Inc. *	5,560	1,601,224
The Western Union Co.	26,545	616,109
Visa, Inc., Class A	17,802	4,386,235
		74,153,298

Technology Hardware & Equipment 11.6%
Apple Inc.	217,917	31,785,374

Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	8,528	423,756
United Parcel Service, Inc., Class B	6,675	1,277,328
		1,701,084
Total Common Stock
(Cost $127,954,967)		271,217,026
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Barclays Capital, Inc.
0.01%, 08/02/21 (a)	271,180	271,180
Royal Bank of Canada
0.01%, 08/02/21 (a)	2,758,950	2,758,950
Total Short-Term Investments
(Cost $3,030,130)		3,030,130

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	6	1,316,850	26,088
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$271,217,026	$—	$—	$271,217,026
Short-Term Investments[1]	—	3,030,130	—	3,030,130
Futures Contracts[2]	26,088	—	—	26,088
Total	$271,243,114	$3,030,130	$—	$274,273,244
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets

Automobiles & Components 2.1%
American Axle & Manufacturing Holdings, Inc. *	248,628	2,409,205
Modine Manufacturing Co. *	156,919	2,625,255
Patrick Industries, Inc.	52,662	4,351,461
Tenneco, Inc., Class A *	129,610	2,256,510
The Goodyear Tire & Rubber Co. *	68,050	1,069,066
Winnebago Industries, Inc.	8,264	593,934
		13,305,431

Banks 9.6%
Amalgamated Financial Corp.	78,584	1,207,050
American National Bankshares, Inc.	3,839	121,274
Associated Banc-Corp.	65,979	1,306,384
BancorpSouth Bank	57,795	1,491,111
Civista Bancshares, Inc.	8,068	184,677
Customers Bancorp, Inc. *	80,135	2,902,490
CVB Financial Corp.	44,219	842,814
Financial Institutions, Inc.	130,554	3,843,510
First BanCorp	234,900	2,849,337
First Commonwealth Financial Corp.	85,979	1,132,343
Fulton Financial Corp.	112,643	1,725,691
Great Southern Bancorp, Inc.	9,185	477,896
Hancock Whitney Corp.	144,776	6,328,159
Hanmi Financial Corp.	118,680	2,163,536
Heartland Financial USA, Inc.	45,132	2,058,922
HomeTrust Bancshares, Inc.	2,628	69,195
Hope Bancorp, Inc.	392,964	5,206,773
Independent Bank Corp., Michigan	122,263	2,571,191
International Bancshares Corp.	111,641	4,362,930
Mercantile Bank Corp.	33,030	1,032,187
MGIC Investment Corp.	95,345	1,319,575
Old National Bancorp	116,233	1,870,189
Old Second Bancorp, Inc.	24,840	287,647
Peapack-Gladstone Financial Corp.	7,668	246,986
Premier Financial Corp.	79,010	2,115,888
QCR Holdings, Inc.	20,477	1,005,216
Radian Group, Inc.	116,873	2,638,992
Republic Bancorp, Inc., Class A	33,163	1,617,028
S&T Bancorp, Inc.	34,760	1,023,682
Texas Capital Bancshares, Inc. *	13,388	843,176
The First of Long Island Corp.	20,690	445,870
Trustmark Corp.	55,469	1,665,179
UMB Financial Corp.	39,896	3,734,266
WesBanco, Inc.	27,015	872,044
Western New England Bancorp, Inc.	44,667	377,883
		61,941,091

Security	Number of Shares	Value ($)
Capital Goods 11.2%
AAR Corp. *	52,298	1,870,176
Atkore, Inc. *	77,525	5,822,903
Boise Cascade Co.	60,511	3,095,138
Comfort Systems USA, Inc.	13,648	1,020,188
Cornerstone Building Brands, Inc. *	97,343	1,637,309
Ducommun, Inc. *	25,888	1,396,658
Dycom Industries, Inc. *	20,669	1,434,429
EMCOR Group, Inc.	38,171	4,649,609
Franklin Electric Co., Inc.	10,295	841,719
Generac Holdings, Inc. *	10,367	4,347,505
GrafTech International Ltd.	152,813	1,737,484
Herc Holdings, Inc. *	9,319	1,155,929
Hillenbrand, Inc.	76,396	3,460,739
IES Holdings, Inc. *	24,201	1,316,776
Masonite International Corp. *	39,742	4,497,205
MasTec, Inc. *	5,627	569,621
Moog, Inc., Class A	70,232	5,468,966
Mueller Industries, Inc.	153,062	6,642,891
MYR Group, Inc. *	51,958	4,968,743
NV5 Global, Inc. *	10,563	1,003,485
Plug Power, Inc. *	37,974	1,035,931
Preformed Line Products Co.	9,869	676,224
SiteOne Landscape Supply, Inc. *	8,363	1,461,685
SPX Corp. *	68,012	4,533,680
Terex Corp.	58,106	2,784,439
The Shyft Group, Inc.	55,734	2,198,149
Titan Machinery, Inc. *	32,242	919,864
Vectrus, Inc. *	33,864	1,533,701
		72,081,146

Commercial & Professional Services 2.5%
ABM Industries, Inc.	45,541	2,117,201
ASGN, Inc. *	32,677	3,304,625
CACI International, Inc., Class A *	2,711	723,728
Herman Miller, Inc.	22,933	989,559
HNI Corp.	13,097	488,518
Kforce, Inc.	11,849	739,733
Mastech Digital, Inc. *	38,217	669,944
Matthews International Corp., Class A	73,055	2,527,703
Pitney Bowes, Inc.	98,649	789,192
Tetra Tech, Inc.	13,363	1,784,228
TriNet Group, Inc. *	25,804	2,141,216
		16,275,647

Consumer Durables & Apparel 3.9%
Beazer Homes USA, Inc. *	81,355	1,485,542
Crocs, Inc. *	41,468	5,631,769
Deckers Outdoor Corp. *	15,441	6,343,935
Ethan Allen Interiors, Inc.	22,310	530,309
Johnson Outdoors, Inc., Class A	4,794	567,466
Lakeland Industries, Inc. *	47,378	1,277,311
MasterCraft Boat Holdings, Inc. *	16,114	429,599

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sonos, Inc. *	68,079	2,272,477
Tempur Sealy International, Inc.	112,000	4,846,240
Tri Pointe Homes, Inc. *	45,908	1,107,301
Tupperware Brands Corp. *	39,630	827,871
		25,319,820

Consumer Services 3.5%
Bloomin' Brands, Inc. *	15,531	390,294
Boyd Gaming Corp. *	26,784	1,526,688
Brinker International, Inc. *	71,329	3,876,018
Carrols Restaurant Group, Inc. *	121,533	596,727
Del Taco Restaurants, Inc.	328,746	2,797,628
International Game Technology plc *	150,395	2,819,906
Jack in the Box, Inc.	11,815	1,286,181
Papa John's International, Inc.	23,835	2,720,050
Perdoceo Education Corp. *	145,806	1,729,259
PlayAGS, Inc. *	32,381	251,277
Red Rock Resorts, Inc., Class A *	61,225	2,412,265
Scientific Games Corp., Class A *	8,805	543,357
Texas Roadhouse, Inc.	19,369	1,785,241
		22,734,891

Diversified Financials 2.8%
Artisan Partners Asset Management, Inc., Class A	22,573	1,085,536
Cowen, Inc., Class A	11,738	469,285
Enova International, Inc. *	17,332	573,516
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,419	1,216,599
OneMain Holdings, Inc.	80,201	4,892,261
Oppenheimer Holdings, Inc., Class A	41,338	1,858,143
PROG Holdings, Inc.	31,433	1,375,822
Regional Management Corp.	31,054	1,606,424
Stifel Financial Corp.	36,130	2,404,090
Virtus Investment Partners, Inc.	8,263	2,281,662
		17,763,338

Energy 3.9%
Antero Resources Corp. *	73,008	992,909
ChampionX Corp. *	96,506	2,242,799
Cimarex Energy Co.	62,721	4,089,409
Magnolia Oil & Gas Corp., Class A *	77,669	1,087,366
Matador Resources Co.	33,706	1,041,515
National Energy Services Reunited Corp. *	55,500	715,950
Oasis Petroleum, Inc.	10,891	998,813
Oceaneering International, Inc. *	55,734	739,033
Oil States International, Inc. *	162,477	919,620
Ovintiv, Inc.	187,011	4,798,702
PDC Energy, Inc.	63,463	2,509,962
Penn Virginia Corp. *	33,683	622,799
Renewable Energy Group, Inc. *	10,839	663,889
SM Energy Co.	41,007	766,831
Southwestern Energy Co. *	459,693	2,165,154
Teekay Corp. *(a)	150,033	448,599
		24,803,350

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	43,786	2,217,323
Performance Food Group Co. *	31,279	1,433,204
Sprouts Farmers Market, Inc. *	37,233	915,187
		4,565,714

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.4%
Coca-Cola Consolidated, Inc.	14,658	5,850,741
Darling Ingredients, Inc. *	41,837	2,889,681
National Beverage Corp.	42,690	1,937,272
Primo Water Corp.	41,578	687,284
Sanderson Farms, Inc.	20,746	3,876,183
		15,241,161

Health Care Equipment & Services 5.7%
Accuray, Inc. *	283,668	1,163,039
Cerus Corp. *	118,178	595,617
Co-Diagnostics, Inc. *(a)	42,974	434,467
Community Health Systems, Inc. *	56,049	746,573
Computer Programs & Systems, Inc.	5,834	184,179
Electromed, Inc. *	63,922	750,444
Fulgent Genetics, Inc. *	10,197	940,673
Globus Medical, Inc., Class A *	23,138	1,924,387
Inovalon Holdings, Inc., Class A *	19,620	743,206
Integer Holdings Corp. *	27,158	2,658,497
LeMaitre Vascular, Inc.	22,212	1,209,666
Meridian Bioscience, Inc. *	146,266	2,998,453
Merit Medical Systems, Inc. *	60,473	4,238,553
Natus Medical, Inc. *	40,947	1,093,285
Nevro Corp. *	3,170	491,350
NextGen Healthcare, Inc. *	119,252	1,934,267
Ortho Clinical Diagnostics Holdings plc *	68,358	1,536,004
Owens & Minor, Inc.	32,644	1,509,785
Quidel Corp. *	14,818	2,096,302
Retractable Technologies, Inc. *(a)	105,505	1,241,794
Select Medical Holdings Corp.	58,626	2,312,796
STAAR Surgical Co. *	18,795	2,404,256
Tenet Healthcare Corp. *	26,628	1,912,956
Utah Medical Products, Inc.	5,768	515,659
Vocera Communications, Inc. *	27,795	1,166,278
		36,802,486

Household & Personal Products 0.7%
Medifast, Inc.	9,964	2,844,822
Nu Skin Enterprises, Inc., Class A	28,740	1,543,050
		4,387,872

Insurance 1.3%
American National Group, Inc.	20,261	3,342,660
Donegal Group, Inc., Class A	20,299	314,026
Employers Holdings, Inc.	10,849	450,450
Global Indemnity Group LLC, Class A	8,647	222,314
Investors Title Co.	1,858	309,413
Mercury General Corp.	15,427	938,424
National Western Life Group, Inc., Class A	6,826	1,419,057
Safety Insurance Group, Inc.	15,569	1,192,897
		8,189,241

Materials 3.9%
Advanced Emissions Solutions, Inc. *	41,377	311,155
AdvanSix, Inc. *	67,312	2,251,587
Alcoa Corp. *	97,569	3,917,395
Coeur Mining, Inc. *	53,724	405,079
Hecla Mining Co.	176,777	1,182,638
Ingevity Corp. *	22,079	1,875,390
Koppers Holdings, Inc. *	77,346	2,375,296
Kraton Corp. *	23,496	897,312
Louisiana-Pacific Corp.	111,594	6,186,771
Rayonier Advanced Materials, Inc. *	75,632	527,155
Schnitzer Steel Industries, Inc., Class A	41,482	2,174,487

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stepan Co.	15,378	1,813,835
Trinseo S.A.	15,770	857,257
Tronox Holdings plc, Class A	25,718	473,983
		25,249,340

Media & Entertainment 2.3%
Cars.com, Inc. *	287,687	3,475,259
Gaia, Inc. *	84,982	1,012,136
Gray Television, Inc.	76,997	1,707,023
Lions Gate Entertainment Corp., Class A *	110,423	1,659,658
QuinStreet, Inc. *	121,911	2,235,848
Sinclair Broadcast Group, Inc., Class A	51,329	1,452,097
TEGNA, Inc.	73,028	1,294,056
World Wrestling Entertainment, Inc., Class A	41,293	2,039,048
		14,875,125

Pharmaceuticals, Biotechnology & Life Sciences 13.9%
Affimed N.V. *	127,787	849,784
Alkermes plc *	77,113	1,994,913
Allogene Therapeutics, Inc. *	27,520	604,064
Amicus Therapeutics, Inc. *	152,254	1,414,440
Amneal Pharmaceuticals, Inc. *	447,489	2,206,121
Arcus Biosciences, Inc. *	33,510	1,052,549
Arrowhead Pharmaceuticals, Inc. *	34,440	2,386,348
BioDelivery Sciences International, Inc. *	422,956	1,590,315
Blueprint Medicines Corp. *	37,136	3,263,140
Cara Therapeutics, Inc. *	69,494	831,843
CareDx, Inc. *	22,741	1,911,154
Catalyst Pharmaceuticals, Inc. *	126,055	736,161
Chimerix, Inc. *	52,159	345,814
Coherus Biosciences, Inc. *	18,969	247,545
Collegium Pharmaceutical, Inc. *	50,267	1,251,146
Corcept Therapeutics, Inc. *	55,579	1,154,376
Cymabay Therapeutics, Inc. *	97,141	382,736
Cytokinetics, Inc. *	39,112	1,160,844
CytomX Therapeutics, Inc. *	53,284	288,266
Denali Therapeutics, Inc. *	29,645	1,512,784
Dicerna Pharmaceuticals, Inc. *	34,095	1,278,903
Dynavax Technologies Corp. *	34,096	318,457
Emergent BioSolutions, Inc. *	60,812	4,007,511
Halozyme Therapeutics, Inc. *	108,873	4,499,721
Harpoon Therapeutics, Inc. *	17,656	172,852
Harrow Health, Inc. *	112,385	1,002,474
Harvard Bioscience, Inc. *	111,334	878,425
Horizon Therapeutics plc *	26,224	2,622,925
ImmunoGen, Inc. *	88,879	498,611
Innoviva, Inc. *	116,847	1,656,890
Inotiv, Inc. *	22,429	585,846
Insmed, Inc. *	35,684	877,826
Ironwood Pharmaceuticals, Inc. *	148,165	1,966,150
Jounce Therapeutics, Inc. *	57,098	287,774
Ligand Pharmaceuticals, Inc. *	18,232	2,069,514
MacroGenics, Inc. *	56,603	1,412,811
Medpace Holdings, Inc. *	32,177	5,661,221
MEI Pharma, Inc. *	515,846	1,392,784
MiMedx Group, Inc. *	78,609	963,746
Natera, Inc. *	3,578	409,753
Novavax, Inc. *	13,021	2,335,056
Ocular Therapeutix, Inc. *	59,092	650,603
OPKO Health, Inc. *	697,748	2,400,253
Organogenesis Holdings, Inc. *	136,472	2,093,481
Pacira BioSciences, Inc. *	18,837	1,110,441
Precigen, Inc. *	79,309	435,406
Prestige Consumer Healthcare, Inc. *	73,686	3,872,199
Quanterix Corp. *	21,539	1,144,798
Radius Health, Inc. *	47,598	720,158
Security	Number of Shares	Value ($)
REGENXBIO, Inc. *	18,638	602,380
Repligen Corp. *	4,836	1,188,205
Sangamo Therapeutics, Inc. *	117,971	1,130,162
Supernus Pharmaceuticals, Inc. *	59,839	1,575,561
Syneos Health, Inc. *	24,077	2,158,985
Translate Bio, Inc. *	47,025	1,299,771
Travere Therapeutics, Inc. *	175,739	2,416,411
Twist Bioscience Corp. *	2,336	287,445
Ultragenyx Pharmaceutical, Inc. *	27,746	2,214,963
Vanda Pharmaceuticals, Inc. *	191,286	3,119,875
Veracyte, Inc. *	8,521	379,696
Vericel Corp. *	12,984	687,373
		89,571,759

Real Estate 7.3%
Apple Hospitality REIT, Inc.	111,528	1,667,344
Bluerock Residential Growth REIT, Inc. (a)	105,544	1,347,797
BRT Apartments Corp.	21,726	381,726
CareTrust REIT, Inc.	106,766	2,575,196
Chatham Lodging Trust *	119,288	1,464,857
CorePoint Lodging, Inc. *	117,702	1,581,915
Corporate Office Properties Trust	91,102	2,682,043
Easterly Government Properties, Inc.	40,551	920,508
EastGroup Properties, Inc.	22,411	3,949,266
eXp World Holdings, Inc. *	45,170	1,622,506
Healthcare Realty Trust, Inc.	87,501	2,789,532
National Storage Affiliates Trust	94,519	5,120,094
Office Properties Income Trust	112,499	3,260,221
Piedmont Office Realty Trust, Inc., Class A	173,086	3,292,096
PotlatchDeltic Corp.	72,212	3,750,691
RE/MAX Holdings, Inc., Class A	26,939	924,008
Realogy Holdings Corp. *	158,870	2,815,176
Retail Value, Inc.	28,111	687,033
Sabra Health Care REIT, Inc.	118,392	2,200,907
Service Properties Trust	193,026	2,148,379
UMH Properties, Inc.	54,291	1,263,894
Urban Edge Properties	35,460	673,740
		47,118,929

Retailing 3.4%
1-800-Flowers.com, Inc., Class A *	87,445	2,667,072
Asbury Automotive Group, Inc. *	5,252	1,079,076
AutoNation, Inc. *	19,250	2,335,603
Big Lots, Inc.	11,281	649,898
Camping World Holdings, Inc., Class A	33,664	1,325,015
Group 1 Automotive, Inc.	17,232	2,993,888
Haverty Furniture Cos., Inc.	23,489	845,369
Hibbett, Inc.	19,466	1,725,856
Lithia Motors, Inc.	3,901	1,471,535
MarineMax, Inc. *	19,864	1,068,485
OneWater Marine, Inc., Class A	12,493	586,921
RH *	1,576	1,046,590
Shutterstock, Inc.	22,970	2,492,015
Sleep Number Corp. *	9,758	968,091
The Aaron's Co., Inc.	19,755	570,327
		21,825,741

Semiconductors & Semiconductor Equipment 3.7%
Alpha & Omega Semiconductor Ltd. *	59,833	1,555,060
Amkor Technology, Inc.	104,491	2,574,658
Axcelis Technologies, Inc. *	21,139	814,909
Brooks Automation, Inc.	26,482	2,357,163
Cirrus Logic, Inc. *	40,132	3,314,502
FormFactor, Inc. *	42,093	1,568,385
Kulicke & Soffa Industries, Inc.	20,676	1,123,947

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MACOM Technology Solutions Holdings, Inc. *	49,359	3,046,438
MaxLinear, Inc. *	76,114	3,670,978
Synaptics, Inc. *	2,620	398,030
Ultra Clean Holdings, Inc. *	60,990	3,294,070
		23,718,140

Software & Services 8.0%
A10 Networks, Inc. *	225,371	2,877,988
Agilysys, Inc. *	34,789	1,932,877
Avaya Holdings Corp. *	84,971	2,057,998
BM Technologies, Inc. *(b)	13,582	126,968
Box, Inc., Class A *	287,432	6,875,374
Brightcove, Inc. *	70,541	809,105
ChannelAdvisor Corp. *	96,671	2,251,468
CommVault Systems, Inc. *	20,641	1,560,253
Conduent, Inc. *	106,220	712,736
Digital Turbine, Inc. *	40,732	2,564,079
Domo, Inc., Class B *	59,520	5,257,402
eGain Corp. *	193,849	2,262,218
EVERTEC, Inc.	53,390	2,333,143
j2 Global, Inc. *	35,386	4,998,980
Mimecast Ltd. *	51,033	2,834,883
Mitek Systems, Inc. *	125,466	2,774,053
Progress Software Corp.	37,866	1,726,311
Qualys, Inc. *	5,461	554,619
Tenable Holdings, Inc. *	87,020	3,724,456
Vonage Holdings Corp. *	53,769	766,746
Workiva, Inc. *	17,508	2,272,013
		51,273,670

Technology Hardware & Equipment 2.9%
Advanced Energy Industries, Inc.	33,416	3,466,910
Avid Technology, Inc. *	57,441	2,147,719
Calix, Inc. *	29,801	1,394,091
Cambium Networks Corp. *	10,634	468,428
Casa Systems, Inc. *	115,974	870,965
CommScope Holding Co., Inc. *	103,478	2,189,594
Corsair Gaming, Inc. *(a)	45,690	1,333,691
Extreme Networks, Inc. *	336,495	3,704,810
Methode Electronics, Inc.	13,950	667,229
Plantronics, Inc. *	18,449	575,424
Sanmina Corp. *	16,531	635,121
Turtle Beach Corp. *	35,291	1,090,492
		18,544,474

Telecommunication Services 0.2%
Ooma, Inc. *	70,992	1,316,902

Transportation 1.3%
Atlas Air Worldwide Holdings, Inc. *	43,780	2,931,947
Echo Global Logistics, Inc. *	33,091	1,023,505
Matson, Inc.	44,756	3,004,023
Security	Number of Shares	Value ($)
Mesa Air Group, Inc. *	110,383	984,616
Radiant Logistics, Inc. *	40,402	251,300
Universal Logistics Holdings, Inc.	9,998	230,454
		8,425,845

Utilities 1.0%
Consolidated Water Co., Ltd.	52,800	669,504
Genie Energy Ltd., Class B	105,308	620,264
Portland General Electric Co.	67,395	3,295,616
Spark Energy, Inc., Class A	154,172	1,715,934
		6,301,318
Total Common Stock
(Cost $491,427,824)		631,632,431
Security	Number of Shares/ Face Amount	Value ($)
Short-Term Investments 2.0% of net assets

Money Market Fund 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	2,845,347	2,845,347

Time Deposits 1.5%
Skandinaviska Enskilda Banken AB
0.01%, 08/02/21 (e)	6,468,877	6,468,877
Sumitomo Mitsui Banking Corp.
0.01%, 08/02/21(e)	3,398,824	3,398,824
		9,867,701
Total Short-Term Investments
(Cost $12,713,048)		12,713,048

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/17/21	60	6,664,800	(240,954)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,738,619.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate.

REIT –	Real Estate Investment Trust

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$580,358,761	$—	$—	$580,358,761
Software & Services	51,146,702	—	126,968	51,273,670
Short-Term Investments[1]	2,845,347	—	—	2,845,347
Time Deposits	—	9,867,701	—	9,867,701
Liabilities
Futures Contracts[2]	(240,954)	—	—	(240,954)
Total	$634,109,856	$9,867,701	$126,968	$644,104,525
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Hedged Equity Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 97.5% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	10,469	101,444
Patrick Industries, Inc.	2,781	229,794
Tenneco, Inc., Class A *	11,404	198,544
		529,782

Banks 4.3%
Bank of America Corp.	8,661	332,236
Citigroup, Inc. (a)	13,526	914,628
East West Bancorp, Inc.	5,139	365,640
Hancock Whitney Corp.	3,656	159,804
Hope Bancorp, Inc.	17,239	228,417
JPMorgan Chase & Co.	762	115,656
PacWest Bancorp	3,261	129,853
Popular, Inc.	3,244	236,033
Wells Fargo & Co.	2,802	128,724
Zions Bancorp NA	5,444	283,905
		2,894,896

Capital Goods 4.0%
AGCO Corp.	2,918	385,497
Atkore, Inc. *	2,261	169,824
Curtiss-Wright Corp.	3,284	388,497
EMCOR Group, Inc.	1,115	135,818
Emerson Electric Co.	727	73,347
Herc Holdings, Inc. *	378	46,887
Hillenbrand, Inc.	7,020	318,006
Lockheed Martin Corp. (a)	1,535	570,513
Masonite International Corp. *	1,214	137,376
Moog, Inc., Class A	3,503	272,779
Mueller Industries, Inc.	4,859	210,881
		2,709,425

Commercial & Professional Services 1.3%
ABM Industries, Inc.	9,223	428,777
ASGN, Inc. *	849	85,859
CACI International, Inc., Class A *(a)	1,279	341,442
Kforce, Inc.	1,022	63,804
		919,882

Consumer Durables & Apparel 2.5%
Crocs, Inc. *	690	93,709
Deckers Outdoor Corp. *	844	346,757
Polaris, Inc.	3,752	491,775
Tempur Sealy International, Inc. (a)	10,314	446,287
Tri Pointe Homes, Inc. *(a)	12,360	298,123
		1,676,651

Security	Number of Shares	Value ($)
Consumer Services 2.5%
Brinker International, Inc. *	1,285	69,827
Darden Restaurants, Inc.	1,633	238,222
H&R Block, Inc.	11,134	273,340
International Game Technology plc *	18,156	340,425
Papa John's International, Inc.	1,107	126,331
Red Rock Resorts, Inc., Class A *	5,492	216,385
Starbucks Corp.	1,075	130,537
Vivint Smart Home, Inc. *	11,498	141,080
Wingstop, Inc.	151	25,868
Yum! Brands, Inc.	970	127,448
		1,689,463

Diversified Financials 5.0%
Ally Financial, Inc.	2,748	141,137
Capital One Financial Corp. (a)	5,133	830,006
Jefferies Financial Group, Inc.	6,402	212,482
Lazard Ltd., Class A	9,730	459,256
OneMain Holdings, Inc.	3,622	220,942
Synchrony Financial	3,790	178,206
T. Rowe Price Group, Inc.	971	198,239
The Goldman Sachs Group, Inc. (a)	2,788	1,045,166
Virtus Investment Partners, Inc.	503	138,894
		3,424,328

Energy 2.1%
APA Corp.	10,533	197,494
Cimarex Energy Co. (a)	7,810	509,212
Ovintiv, Inc.	7,781	199,660
PDC Energy, Inc.	1,654	65,416
Targa Resources Corp.	10,675	449,524
		1,421,306

Food & Staples Retailing 1.5%
BJ's Wholesale Club Holdings, Inc. *	2,075	105,078
Costco Wholesale Corp.	478	205,406
Walmart, Inc.	5,034	717,597
		1,028,081

Food, Beverage & Tobacco 2.3%
Coca-Cola Consolidated, Inc.	965	385,180
Constellation Brands, Inc., Class A	482	108,132
Darling Ingredients, Inc. *	843	58,226
Flowers Foods, Inc.	8,302	195,595
Lancaster Colony Corp.	358	70,837
Sanderson Farms, Inc.	1,839	343,599
Tyson Foods, Inc., Class A	5,929	423,686
		1,585,255

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 7.3%
Abbott Laboratories	1,058	127,997
Cerner Corp. (a)	7,747	622,781
Danaher Corp. (a)	2,976	885,330
HCA Healthcare, Inc. (a)	924	229,337
Hill-Rom Holdings, Inc.	4,264	590,394
Hologic, Inc. *(a)	12,299	922,917
IDEXX Laboratories, Inc. *	118	80,067
McKesson Corp.	3,335	679,773
Merit Medical Systems, Inc. *	613	42,965
NextGen Healthcare, Inc. *	18,374	298,026
Quidel Corp. *	317	44,846
Veeva Systems, Inc., Class A *	1,007	335,039
Vocera Communications, Inc. *	1,903	79,850
		4,939,322

Household & Personal Products 2.1%
BellRing Brands, Inc., Class A *	8,383	277,226
Medifast, Inc.	1,676	478,515
Nu Skin Enterprises, Inc., Class A	2,084	111,890
Spectrum Brands Holdings, Inc.	1,533	133,907
The Procter & Gamble Co.	1,925	273,793
USANA Health Sciences, Inc. *	1,521	144,906
		1,420,237

Insurance 2.7%
Aflac, Inc.	3,375	185,625
Fidelity National Financial, Inc.	4,956	221,087
First American Financial Corp.	4,594	309,222
The Allstate Corp. (a)	8,879	1,154,714
		1,870,648

Materials 3.0%
Axalta Coating Systems Ltd. *(a)	4,210	126,721
Berry Global Group, Inc. *	10,379	667,266
Companhia Siderurgica Nacional S.A. ADR	5,419	48,229
Fortescue Metals Group Ltd. ADR	1,732	63,797
Louisiana-Pacific Corp.	2,301	127,567
Olin Corp.	1,090	51,263
The Sherwin-Williams Co.	1,491	433,926
Vale S.A. ADR	24,337	511,564
		2,030,333

Media & Entertainment 8.7%
Activision Blizzard, Inc. (a)	7,631	638,104
Alphabet, Inc., Class A *(a)	764	2,058,621
Charter Communications, Inc., Class A *(a)	1,133	843,009
Facebook, Inc., Class A *(a)	3,128	1,114,506
Gray Television, Inc.	5,321	117,967
Netflix, Inc. *	257	133,016
News Corp., Class A	12,251	301,742
Sinclair Broadcast Group, Inc., Class A	8,494	240,295
TEGNA, Inc.	10,324	182,941
World Wrestling Entertainment, Inc., Class A	5,909	291,786
		5,921,987

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
AbbVie, Inc.	4,928	573,126
Amgen, Inc.	742	179,223
Bristol-Myers Squibb Co. (a)	9,533	647,005
Eli Lilly & Co.	442	107,627
Emergent BioSolutions, Inc. *	2,580	170,022
Gilead Sciences, Inc.	3,797	259,297
Security	Number of Shares	Value ($)
Halozyme Therapeutics, Inc. *	1,105	45,670
Horizon Therapeutics plc *	730	73,015
Incyte Corp. *	4,426	342,351
Jazz Pharmaceuticals plc *	206	34,921
Johnson & Johnson	931	160,318
Moderna, Inc. *	604	213,574
Novartis AG ADR (a)	8,356	772,011
OPKO Health, Inc. *	17,812	61,273
Regeneron Pharmaceuticals, Inc. *	256	147,100
Roche Holding AG ADR	11,167	538,920
Seagen, Inc. *	452	69,332
United Therapeutics Corp. *	1,873	340,755
Vertex Pharmaceuticals, Inc. *	440	88,695
		4,824,235

Real Estate 5.4%
American Homes 4 Rent, Class A	2,552	107,184
American Tower Corp.	273	77,204
Apple Hospitality REIT, Inc.	7,581	113,336
CareTrust REIT, Inc.	14,759	355,987
Corporate Office Properties Trust (a)	25,484	750,249
EastGroup Properties, Inc. (a)	2,294	404,249
eXp World Holdings, Inc. *	1,177	42,278
Global Net Lease, Inc.	7,099	131,119
Highwoods Properties, Inc.	1,922	91,660
National Storage Affiliates Trust	10,128	548,634
Office Properties Income Trust	4,131	119,716
PotlatchDeltic Corp.	3,296	171,194
Realogy Holdings Corp. *	9,051	160,384
SBA Communications Corp.	446	152,082
Service Properties Trust	9,185	102,229
Weyerhaeuser Co.	10,977	370,254
		3,697,759

Retailing 6.0%
1-800-Flowers.com, Inc., Class A *	3,652	111,386
Amazon.com, Inc. *(a)	733	2,439,124
Camping World Holdings, Inc., Class A	6,111	240,529
Lowe’s Cos., Inc.	2,360	454,748
Qurate Retail, Inc. Class A	6,262	74,267
Target Corp. (a)	2,282	595,716
The Aaron's Co., Inc.	1,746	50,407
Williams-Sonoma, Inc.	935	141,840
		4,108,017

Semiconductors & Semiconductor Equipment 3.5%
Amkor Technology, Inc.	17,681	435,660
Applied Materials, Inc.	847	118,521
Broadcom, Inc.	1,164	565,006
Cirrus Logic, Inc. *(a)	1,424	117,608
Intel Corp.	3,298	177,168
MaxLinear, Inc. *	3,406	164,271
NVIDIA Corp.	392	76,436
Qorvo, Inc. *(a)	3,891	737,695
		2,392,365

Software & Services 13.6%
Accenture plc, Class A (a)	3,449	1,095,678
Adobe, Inc. *	776	482,385
Autodesk, Inc. *	135	43,353
Avaya Holdings Corp. *	1,721	41,683
Box, Inc., Class A *	24,746	591,924
Cadence Design Systems, Inc. *(a)	1,695	250,267
CommVault Systems, Inc. *	894	67,577
Domo, Inc., Class B *	6,858	605,767

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dropbox, Inc., Class A *(a)	25,799	812,410
Fair Isaac Corp. *	246	128,882
Manhattan Associates, Inc. *	963	153,724
Mastercard, Inc., Class A	543	209,565
Maximus, Inc.	4,390	390,710
Microsoft Corp. (a)	10,439	2,974,175
Mimecast Ltd. *	816	45,329
Progress Software Corp. (a)	6,815	310,696
Synopsys, Inc. *(a)	3,007	865,986
Tenable Holdings, Inc. *	1,122	48,022
Teradata Corp. *	3,156	156,727
		9,274,860

Technology Hardware & Equipment 7.0%
Advanced Energy Industries, Inc.	2,043	211,961
Apple Inc. (a)	19,694	2,872,567
CommScope Holding Co., Inc. *	7,400	156,584
Extreme Networks, Inc. *	36,616	403,142
Jabil, Inc. (a)	16,844	1,002,892
Plantronics, Inc. *	2,717	84,743
		4,731,889

Transportation 3.6%
Air Transport Services Group, Inc. *	15,320	370,744
Atlas Air Worldwide Holdings, Inc. *	9,623	644,452
FedEx Corp.	2,257	631,847
Marten Transport Ltd.	19,800	313,236
Matson, Inc.	2,022	135,717
Ryder System, Inc.	2,929	223,043
United Parcel Service, Inc., Class B	622	119,026
		2,438,065

Utilities 1.2%
Duke Energy Corp.	3,552	373,351
The AES Corp.	18,782	445,133
		818,484
Total Common Stock
(Cost $45,801,370)		66,347,270

Short-Term Investment 2.5% of net assets

Money Market Funds 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	1,705,339	1,705,339
Total Short-Term Investment
(Cost $1,705,339)		1,705,339

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at July 31, 2021:

Security	Number of Shares	Value ($)
Short Sales (35.9%) of net assets

Automobiles & Components (0.2%)
Tesla, Inc.	186	(127,819)

Banks (0.3%)
Cullen/Frost Bankers, Inc.	1,064	(114,189)
Live Oak Bancshares, Inc.	1,853	(111,532)
		(225,721)

Capital Goods (3.4%)
AAON, Inc.	2,269	(141,018)
Air Lease Corp.	1,795	(76,036)
Bloom Energy Corp., Class A	5,144	(112,139)
Enerpac Tool Group Corp.	3,704	(95,082)
Fluor Corp.	10,529	(175,413)
FuelCell Energy, Inc.	14,185	(89,791)
GATX Corp.	6,176	(569,736)
General Electric Co.	7,759	(100,479)
Hexcel Corp.	3,846	(209,299)
Kratos Defense & Security Solutions, Inc.	5,594	(152,157)
Spirit AeroSystems Holdings, Inc., Class A	2,009	(86,809)
The Boeing Co.	707	(160,121)
Trex Co., Inc.	639	(62,047)
Virgin Galactic Holdings, Inc.	9,661	(289,734)
		(2,319,861)

Commercial & Professional Services (1.0%)
MSA Safety, Inc.	888	(146,058)
The Brink's Co.	6,687	(514,632)
		(660,690)

Consumer Durables & Apparel (1.5%)
Callaway Golf Co.	14,217	(450,395)
Garmin Ltd.	309	(48,575)
Hasbro, Inc.	2,399	(238,556)
Helen of Troy Ltd	601	(134,257)
Leggett & Platt, Inc.	1,226	(58,885)
Steven Madden Ltd	2,414	(105,806)
		(1,036,474)

Consumer Services (2.5%)
Bright Horizons Family Solutions, Inc.	2,418	(361,491)
Carnival Corp.	2,466	(53,389)
Expedia Group, Inc.	521	(83,813)
Hyatt Hotels Corp., Class A	5,195	(414,925)
Las Vegas Sands Corp.	1,888	(79,957)
Norwegian Cruise Line Holdings Ltd	6,506	(156,339)
Planet Fitness, Inc., Class A	4,378	(329,357)
Royal Caribbean Cruises Ltd.	3,071	(236,068)
		(1,715,339)

Diversified Financials (4.4%)
American Express Co.	2,256	(384,716)
Ares Management Corp.	5,225	(374,162)
Cannae Holdings, Inc.	11,315	(376,224)
Cboe Global Markets, Inc.	5,313	(629,431)
CME Group, Inc.	1,374	(291,467)
Security	Number of Shares	Value ($)
FirstCash, Inc.	9,645	(763,884)
Green Dot Corp., Class A	3,036	(139,868)
		(2,959,752)

Energy (0.2%)
Equitrans Midstream Corp.	5,197	(42,719)
PBF Energy, Inc., Class A	13,248	(121,484)
		(164,203)

Food, Beverage & Tobacco (1.8%)
Celsius Holdings, Inc.	2,494	(171,163)
Freshpet, Inc.	4,043	(592,097)
J & J Snack Foods Corp.	2,442	(401,416)
McCormick & Co. Inc/MD	729	(61,360)
		(1,226,036)

Health Care Equipment & Services (2.2%)
1Life Healthcare, Inc.	1,476	(39,911)
AdaptHealth Corp.	2,764	(61,886)
Axonics, Inc.	1,506	(102,333)
Glaukos Corp.	1,755	(89,505)
Guardant Health, Inc.	2,167	(237,937)
Insulet Corp.	910	(254,518)
Penumbra, Inc.	304	(80,934)
Premier, Inc., Class A	7,807	(278,241)
Teladoc Health, Inc.	1,087	(161,365)
The Cooper Cos., Inc.	481	(202,871)
		(1,509,501)

Household & Personal Products (0.6%)
Coty, Inc., Class A	47,521	(414,858)

Insurance (1.6%)
Cincinnati Financial Corp.	1,460	(172,105)
Palomar Holdings, Inc.	1,038	(84,524)
RenaissanceRe Holdings Ltd	1,295	(197,733)
Trupanion, Inc.	3,231	(371,630)
Unum Group	9,094	(249,176)
		(1,075,168)

Materials (0.7%)
Albemarle Corp.	1,244	(256,314)
Quaker Chemical Corp.	816	(205,420)
		(461,734)

Media & Entertainment (0.8%)
Cardlytics, Inc.	1,657	(208,716)
Magnite, Inc.	2,422	(73,386)
Scholastic Corp.	2,526	(84,899)
TripAdvisor, Inc.	3,034	(115,140)
Twitter, Inc.	905	(63,124)
		(545,265)

Pharmaceuticals, Biotechnology & Life Sciences (1.9%)
10X Genomics, Inc.	268	(49,106)
Adaptive Biotechnologies Corp.	3,876	(142,094)
Alnylam Pharmaceuticals, Inc.	351	(62,808)
Bridgebio Pharma, Inc.	3,405	(181,997)
Editas Medicine, Inc.	1,156	(48,390)
Elanco Animal Health, Inc.	4,635	(169,038)
Illumina, Inc.	249	(123,442)

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Natera, Inc.	1,199	(137,310)
NeoGenomics, Inc.	3,377	(155,680)
Repligen Corp.	843	(207,125)
		(1,276,990)

Real Estate (3.6%)
American Campus Communities, Inc.	8,570	(431,157)
Americold Realty Trust	4,946	(192,152)
EPR Properties	3,584	(180,275)
Equity Commonwealth	30,845	(810,915)
Federal Realty Investment Trust	5,681	(667,688)
Washington Real Estate Investment Trust	6,066	(147,343)
		(2,429,530)

Retailing (1.5%)
Burlington Stores, Inc.	394	(131,911)
GameStop Corp.	1,804	(290,661)
Monro, Inc.	6,156	(357,048)
National Vision Holdings, Inc.	4,884	(263,638)
		(1,043,258)

Semiconductors & Semiconductor Equipment (2.0%)
Cree, Inc.	5,093	(472,427)
First Solar, Inc.	2,106	(181,200)
SolarEdge Technologies, Inc.	964	(250,139)
SunPower Corp.	6,111	(151,369)
Universal Display Corp.	1,337	(313,513)
		(1,368,648)

Software & Services (3.0%)
Bill.com Holdings, Inc.	1,564	(323,466)
Ceridian HCM Holding, Inc.	6,400	(629,760)
Coupa Software, Inc.	528	(114,576)
Everbridge, Inc.	204	(28,809)
Security	Number of Shares	Value ($)
Guidewire Software, Inc.	1,044	(120,269)
Ping Identity Holding Corp.	3,095	(68,307)
PROS Holdings, Inc.	7,396	(321,134)
Q2 Holdings, Inc.	525	(54,238)
Rapid7, Inc.	2,073	(235,804)
Sailpoint Technologies Holdings, Inc.	1,780	(88,982)
Twilio, Inc., Class A	188	(70,235)
		(2,055,580)

Technology Hardware & Equipment (1.8%)
IPG Photonics Corp.	917	(200,053)
Novanta, Inc.	3,529	(495,507)
Xerox Holdings Corp.	21,450	(517,588)
		(1,213,148)

Transportation (0.3%)
JetBlue Airways Corp.	4,802	(71,022)
United Airlines Holdings, Inc.	3,313	(154,783)
		(225,805)

Utilities (0.6%)
Atmos Energy Corp.	969	(95,534)
CenterPoint Energy, Inc.	2,298	(58,507)
ONE Gas, Inc.	3,322	(245,097)
		(399,138)
Total Short Sales
(Proceeds $22,545,626)		(24,454,518)
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$66,347,270	$—	$—	$66,347,270
Short-Term Investment[1]	1,705,339	—	—	1,705,339
Liabilities
Short Sales[1]	(24,454,518)	—	—	(24,454,518)
Total	$43,598,091	$—	$—	$43,598,091
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 0.8%
Ansell Ltd.	253,626	7,333,414

China 0.5%
WuXi Biologics Cayman, Inc. *	287,000	4,383,710

Denmark 1.8%
GN Store Nord A/S	61,573	5,395,850
Novo Nordisk A/S, Class B	112,018	10,369,649
		15,765,499

France 1.1%
Ipsen S.A.	66,086	7,061,980
Sanofi	24,418	2,516,841
		9,578,821

Germany 0.9%
Eckert & Ziegler Strahlen- und Medizintechnik AG	7,231	994,593
Merck KGaA	36,452	7,461,869
		8,456,462

Hong Kong 0.8%
CSPC Pharmaceutical Group Ltd.	3,732,000	5,037,597
Sino Biopharmaceutical Ltd.	2,616,000	2,222,283
		7,259,880

Ireland 1.8%
Horizon Therapeutics plc *	11,736	1,173,835
Medtronic plc	115,873	15,215,283
		16,389,118

Japan 2.3%
Astellas Pharma, Inc.	225,000	3,583,659
Eiken Chemical Co., Ltd.	161,291	3,362,441
Hoya Corp.	71,500	10,093,620
Ono Pharmaceutical Co., Ltd.	84,400	1,926,696
Takeda Pharmaceutical Co., Ltd.	49,600	1,651,011
		20,617,427

Republic of Korea 1.0%
Hugel, Inc. *	36,000	7,501,851
Osstem Implant Co., Ltd.	15,236	1,714,327
		9,216,178

Security	Number of Shares	Value ($)
Sweden 2.3%
Arjo AB, B Shares	537,823	6,793,661
Getinge AB, B Shares	311,997	13,558,463
		20,352,124

Switzerland 3.7%
Lonza Group AG	2,369	1,844,564
Novartis AG	108,336	10,018,738
Roche Holding AG	46,429	17,936,083
Sonova Holding AG	8,840	3,470,892
		33,270,277

Taiwan 0.3%
Pegavision Corp.	192,000	3,084,654

United States 82.0%
Abbott Laboratories	328,839	39,782,942
AbbVie, Inc.	299,018	34,775,793
Agilent Technologies, Inc.	120,609	18,480,917
Amedisys, Inc. *	21,934	5,716,439
Amgen, Inc.	95,602	23,091,707
Anthem, Inc.	19,239	7,387,968
Avantor, Inc. *	231,656	8,705,633
Avid Bioservices, Inc. *	33,774	866,303
Becton, Dickinson & Co.	26,029	6,656,917
Bio-Techne Corp.	8,275	3,990,536
Biogen, Inc. *	22,658	7,403,048
Bristol-Myers Squibb Co.	407,283	27,642,297
Centene Corp. *	12,133	832,445
Cerner Corp.	61,893	4,975,578
Chemed Corp.	8,946	4,258,475
Cigna Corp.	42,492	9,751,489
CONMED Corp.	11,404	1,573,068
CVS Health Corp.	167,955	13,832,774
Danaher Corp.	90,654	26,968,658
DaVita, Inc. *	87,908	10,570,937
Dentsply Sirona, Inc.	43,559	2,876,636
Eli Lilly & Co.	127,842	31,129,527
Gilead Sciences, Inc.	232,538	15,880,020
Halozyme Therapeutics, Inc. *	136,668	5,648,488
Harmony Biosciences Holdings, Inc. *	44,087	1,153,316
HCA Healthcare, Inc.	38,730	9,612,786
Hill-Rom Holdings, Inc.	26,008	3,601,068
Hologic, Inc. *	84,987	6,377,425
Humana, Inc.	25,648	10,922,457
IDEXX Laboratories, Inc. *	23,902	16,218,224
Illumina, Inc. *	1,784	884,418
Intuitive Surgical, Inc. *	13,124	13,011,921
IQVIA Holdings, Inc. *	27,867	6,902,656
Jazz Pharmaceuticals plc *	21,395	3,626,880
Johnson & Johnson	360,161	62,019,724
Laboratory Corp. of America Holdings *	4,789	1,418,262
McKesson Corp.	25,989	5,297,338

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Medpace Holdings, Inc. *	17,674	3,109,564
Merck & Co., Inc.	397,439	30,551,136
Meridian Bioscience, Inc. *	136,280	2,793,740
Mettler-Toledo International, Inc. *	7,180	10,581,238
Moderna, Inc. *	50,910	18,001,776
Molina Healthcare, Inc. *	30,367	8,290,495
Organogenesis Holdings, Inc. *	53,249	816,840
PerkinElmer, Inc.	25,285	4,607,686
Pfizer, Inc.	985,421	42,185,873
Regeneron Pharmaceuticals, Inc. *	11,641	6,689,035
ResMed, Inc.	39,073	10,620,041
Shockwave Medical, Inc. *	7,794	1,418,508
Stryker Corp.	23,156	6,273,887
Teleflex, Inc.	2,086	829,039
Tenet Healthcare Corp. *	59,855	4,299,983
Thermo Fisher Scientific, Inc.	69,868	37,729,419
United Therapeutics Corp. *	5,710	1,038,820
UnitedHealth Group, Inc.	128,657	53,034,989
Vanda Pharmaceuticals, Inc. *	64,287	1,048,521
Veeva Systems, Inc., Class A *	4,066	1,352,799
Vericel Corp. *	16,183	856,728
Vertex Pharmaceuticals, Inc. *	27,807	5,605,335
Waters Corp. *	21,436	8,355,967
Zimmer Biomet Holdings, Inc.	5,885	961,727
Zoetis, Inc.	101,016	20,475,943
		735,374,159
Total Common Stock
(Cost $534,841,399)		891,081,723
Issuer	Face Amount	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Australia & New Zealand Banking Group Ltd.
U.S. Dollar
0.01%, 08/02/21 (a)	2,576,626	2,576,626
Brown Brothers Harriman
New Zeland Dollar
0.01%, 08/02/21 (a)	5	4
Total Short-Term Investments
(Cost $2,576,630)		2,576,630
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$751,763,277	$—	$—	$751,763,277
Australia	—	7,333,414	—	7,333,414
China	—	4,383,710	—	4,383,710
Denmark	—	15,765,499	—	15,765,499
France	—	9,578,821	—	9,578,821
Germany	—	8,456,462	—	8,456,462
Hong Kong	—	7,259,880	—	7,259,880
Japan	—	20,617,427	—	20,617,427
Republic of Korea	—	9,216,178	—	9,216,178
Sweden	—	20,352,124	—	20,352,124
Switzerland	—	33,270,277	—	33,270,277
Taiwan	—	3,084,654	—	3,084,654
Short-Term Investments[1]	—	2,576,630	—	2,576,630
Total	$751,763,277	$141,895,076	$—	$893,658,353
[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 7.2%
Australia & New Zealand Banking Group Ltd.	453,862	9,239,984
BHP Group Ltd.	108,318	4,254,602
Breville Group Ltd.	135,541	3,222,197
Codan Ltd.	172,065	2,134,084
James Hardie Industries plc	177,361	5,983,901
National Australia Bank Ltd.	338,349	6,452,228
Pinnacle Investment Management Group Ltd.	84,436	817,020
Rio Tinto Ltd.	101,148	9,913,511
Santos Ltd.	669,663	3,160,061
Sonic Healthcare Ltd.	153,213	4,526,892
Suncorp Group Ltd.	179,645	1,525,700
		51,230,180

Austria 1.3%
Raiffeisen Bank International AG	151,410	3,580,051
Wienerberger AG	132,505	5,416,284
		8,996,335

Belgium 0.3%
bpost S.A. *	221,636	2,488,919

Brazil 0.5%
JBS S.A.	550,600	3,388,226

Canada 1.7%
Constellation Software, Inc.	4,300	6,887,824
Manulife Financial Corp.	93,629	1,810,140
The Bank of Nova Scotia	21,450	1,338,820
Thomson Reuters Corp.	17,395	1,843,234
		11,880,018

China 0.3%
CSPC Pharmaceutical Group Ltd.	1,732,000	2,337,920

Denmark 3.3%
AP Moller - Maersk A/S, Series B	1,186	3,291,414
Novo Nordisk A/S, Class B	221,763	20,528,883
		23,820,297

Finland 0.9%
Fortum Oyj	43,607	1,201,385
Nordea Bank Abp	347,271	4,066,685
Uponor Oyj	33,100	1,055,594
		6,323,664

Security	Number of Shares	Value ($)
France 12.7%
Air Liquide S.A.	50,921	8,855,592
Carrefour S.A.	182,567	3,391,049
Cie de Saint-Gobain	224,352	16,036,288
CNP Assurances	282,082	4,794,881
Credit Agricole S.A.	535,247	7,463,223
Ipsen S.A.	22,009	2,351,892
L'Oreal S.A.	40,057	18,325,818
LVMH Moet Hennessy Louis Vuitton SE	20,770	16,629,853
Pernod-Ricard S.A.	14,538	3,208,631
Schneider Electric SE	47,160	7,898,749
Trigano S.A.	7,603	1,644,534
		90,600,510

Germany 9.5%
ADVA Optical Networking SE *	90,613	1,347,946
Bayerische Motoren Werke AG	73,357	7,293,979
Brenntag SE	75,648	7,555,670
Daimler AG	174,863	15,604,673
Deutsche Post AG	154,938	10,500,329
GEA Group AG	41,686	1,848,371
HelloFresh SE *	8,331	780,943
Henkel AG & Co. KGaA	1,994	181,304
Merck KGaA	61,995	12,690,623
ProSiebenSat.1 Media SE	204,927	3,893,396
SAP SE	23,139	3,320,707
Wacker Chemie AG	17,806	2,619,333
		67,637,274

Hong Kong 1.8%
China Construction Bank Corp., H Shares	6,439,000	4,485,043
China Feihe Ltd.	500,000	961,255
CK Asset Holdings Ltd.	540,000	3,673,995
Ping An Insurance Group Co. of China Ltd., H Shares	152,000	1,330,128
Topsports International Holdings Ltd.	1,700,000	2,372,428
		12,822,849

Italy 1.5%
De'Longhi S.p.A.	20,078	887,849
Enel S.p.A.	183,156	1,687,879
Eni S.p.A.	419,678	4,962,949
Moncler S.p.A.	42,282	2,904,041
		10,442,718

Japan 21.2%
Astellas Pharma, Inc.	39,700	632,317
Bridgestone Corp.	55,000	2,423,017
CyberAgent, Inc.	110,700	1,992,428
Dai-ichi Life Holdings, Inc.	119,700	2,203,083
Fuji Corp.	209,700	4,934,770

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fujitsu Ltd.	37,000	6,294,825
H.U. Group Holdings, Inc.	70,000	1,817,220
Hitachi Ltd.	107,000	6,154,552
Hitachi Transport System Ltd.	53,900	2,160,314
Honda Motor Co., Ltd.	242,400	7,785,371
Hoya Corp.	82,103	11,590,440
Iida Group Holdings Co., Ltd.	177,100	4,273,546
Japan Excellent, Inc.	1,553	2,161,535
Japan Logistics Fund, Inc.	1,659	5,033,962
Japan Tobacco, Inc.	243,582	4,759,664
KDDI Corp.	95,800	2,929,909
Kintetsu World Express, Inc.	123,500	3,009,394
Macnica Fuji Electronics Holdings, Inc.	89,800	2,307,994
Minebea Mitsumi, Inc.	110,000	2,970,099
Mitsubishi Electric Corp.	292,000	3,961,634
Nintendo Co., Ltd.	25,500	13,109,625
Nippon Express Co., Ltd.	66,000	4,821,282
Nippon Gas Co., Ltd.	124,600	1,968,060
Nippon Yusen K.K.	51,000	2,755,632
Nitto Denko Corp.	18,000	1,337,372
Nomura Holdings, Inc.	1,014,000	5,077,688
ORIX Corp.	116,800	2,043,462
Panasonic Corp.	175,000	2,113,136
Pola Orbis Holdings, Inc.	56,000	1,338,645
Recruit Holdings Co., Ltd.	33,000	1,710,410
SCREEN Holdings Co., Ltd.	20,000	1,811,721
Senko Group Holdings Co., Ltd.	222,000	2,246,665
Seven & i Holdings Co., Ltd.	61,600	2,748,617
SKY Perfect JSAT Holdings, Inc.	217,700	823,613
Sony Group Corp.	27,168	2,838,145
Sumitomo Mitsui Financial Group, Inc.	40,000	1,348,362
Sumitomo Rubber Industries Ltd.	73,800	993,284
T&D Holdings, Inc.	133,000	1,701,702
The Shizuoka Bank Ltd.	190,000	1,372,116
Tokyo Electron Ltd.	20,400	8,413,479
Tokyotokeiba Co., Ltd.	68,800	2,739,973
Yamaha Motor Co., Ltd.	38,300	959,058
ZOZO, Inc.	205,000	6,982,034
		150,650,155

Netherlands 4.8%
ASML Holding N.V.	10,962	8,379,175
Koninklijke Ahold Delhaize N.V.	482,424	14,996,071
NN Group N.V.	114,823	5,708,581
Signify N.V.	92,706	5,193,274
		34,277,101

Republic of Korea 3.2%
Hugel, Inc. *	11,300	2,354,747
Osstem Implant Co., Ltd.	30,472	3,428,654
Samsung Electronics Co., Ltd.	180,488	12,333,899
Samsung SDI Co., Ltd.	4,413	2,848,762
SK Hynix, Inc.	22,000	2,153,718
		23,119,780

Spain 3.0%
Banco Santander S.A. *	1,341,029	4,912,394
CaixaBank S.A.	1,680,670	4,991,436
Endesa S.A.	56,309	1,367,780
Iberdrola S.A.	612,081	7,366,446
Telefonica S.A.	598,122	2,736,316
		21,374,372

Security	Number of Shares	Value ($)
Sweden 2.9%
Boliden AB	52,024	2,027,477
Getinge AB, B Shares	45,087	1,959,347
Intrum AB	22,045	683,068
Kungsleden AB	140,362	1,894,668
Lundin Energy AB	139,411	4,346,049
Sandvik AB	152,704	3,981,955
Telefonaktiebolaget LM Ericsson, B Shares	517,738	5,971,681
		20,864,245

Switzerland 9.6%
Cie Financiere Richemont S.A.	11,586	1,482,651
Geberit AG	8,281	6,799,344
Logitech International S.A.	12,579	1,382,047
Nestle S.A.	61,689	7,811,657
Novartis AG	167,948	15,531,560
Roche Holding AG	49,121	18,976,035
Swisscom AG	2,372	1,425,576
UBS Group AG	893,500	14,721,105
		68,129,975

Taiwan 0.9%
MediaTek, Inc.	142,000	4,643,094
Taiwan Semiconductor Manufacturing Co., Ltd.	69,148	1,445,159
		6,088,253

United Kingdom 12.0%
888 Holdings plc	146,323	755,631
Anglo American plc	22,762	1,008,674
Ashtead Group plc	35,961	2,690,941
Barclays plc	3,249,485	7,860,763
BHP Group plc	353,076	11,431,307
Coca-Cola HBC AG *	46,454	1,754,236
Diageo plc	33,534	1,662,826
Entain plc *	287,435	7,248,044
Ferguson plc	40,385	5,661,537
Games Workshop Group plc	18,527	2,928,065
GlaxoSmithKline plc	94,794	1,871,597
IG Group Holdings plc	431,421	5,344,719
Imperial Brands plc	233,022	4,989,071
Kainos Group plc	112,138	2,691,908
Kingfisher plc	360,264	1,850,470
Rio Tinto plc	63,347	5,380,720
Royal Dutch Shell plc, A Shares	567,591	11,409,121
Royal Mail plc	236,545	1,657,322
Safestore Holdings plc	196,676	2,886,891
Standard Chartered plc	165,848	994,227
Vodafone Group plc	1,951,730	3,138,287
		85,216,357
Total Common Stock
(Cost $557,145,641)		701,689,148

Short-Term Investment 1.2% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	8,236,274	8,236,274
Total Short-Term Investment
(Cost $8,236,274)		8,236,274

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/17/21	60	6,958,200	(33,697)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$580,340,302	$—	$580,340,302
Brazil	3,388,226	—	—	3,388,226
Canada	11,880,018	—	—	11,880,018
Sweden	1,894,668	18,969,577	—	20,864,245
United Kingdom	8,506,864	76,709,493	—	85,216,357
Short-Term Investment[1]	8,236,274	—	—	8,236,274
Liabilities
Futures Contracts[2]	(33,697)	—	—	(33,697)
Total	$33,872,353	$676,019,372	$—	$709,891,725
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Active Equity Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JUL21